Inventories, Net - Summary of Analysis of Inventories (Detail) $ in Thousands, $ in Millions	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MXN ($)
Classes of current inventories [abstract]
Mobile phones, accessories, computers, TVs, cards and other materials	$ 21,858,519		$ 26,311,415
Less: Reserve for obsolete and slow-moving inventories	(2,586,894)		(2,316,282)
Total	$ 19,271,625	$ 1,141	$ 23,995,133